Restructuring and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Change in Balance Sheet Position of Restructuring Reserves

2014

In 2014, the employee-related restructuring provisions, made on a case-by-case basis, relate mainly to headcount reductions in Europe. The cash payments mainly relate to high-cost countries in Europe. The table below summarizes the change in the balance sheet position of the restructuring reserves from December 31, 2013 to December 31, 2014.

	December 31 2013	Provision/ Charge	Provision/ Reversal	Cash payments	Translation difference	December 31 2014
Restructuring employee-related	$93.9	$42.6	$(2.3)	$(44.2)	$(10.4)	$79.6
Other	0.3	0.2	(0.0)	(0.3)	0.0	0.2

Total reserve	$94.2	$42.8	$(2.3)	$(44.5)	$(10.4)	$79.8

2013

In 2013, the employee-related restructuring provisions, made on a case-by-case basis, relate mainly to headcount reductions in Europe. The cash payments mainly relate to high-cost countries in Europe. The table below summarizes the change in the balance sheet position of the restructuring reserves from December 31, 2012 to December 31, 2013.

	December 31 2012	Provision/ Charge	Provision/ Reversal	Cash payments	Translation difference	December 31 2013
Restructuring employee-related	$74.9	$40.4	$(4.7)	$(20.0)	$3.3	$93.9
Other	0.9	—	(0.2)	(0.4)	—	0.3

Total reserve	$75.8	$40.4	$(4.9)	$(20.4)	$3.3	$94.2

2012

In 2012, the employee-related restructuring provisions, made on a case-by-case basis, relate mainly to headcount reductions in Europe. The cash payments mainly relate to high-cost countries in Europe. The table below summarizes the change in the balance sheet position of the restructuring reserves from December 31, 2011 to December 31, 2012.

	December 31 2011	Provision/ Charge	Provision/ Reversal	Cash payments	Translation difference	December 31 2012
Restructuring employee-related	$31.4	$76.6	$(1.8)	$(33.3)	$2.0	$74.9
Other	0.9	0.3	(0.3)	(0.0)	—	0.9

Total reserve	$32.3	$76.9	$(2.1)	$(33.3)	$2.0	$75.8